UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Beginning balance (in shares) at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022	$ 1,702		$ 1,499	$ 2	$ 201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	43				43
Ending balance (in shares) at Mar. 31, 2023		0
Ending balance at Mar. 31, 2023	1,745		1,499	2	244
Beginning balance (in shares) at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022	1,702		1,499	2	201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	137
Ending balance (in shares) at Jun. 30, 2023		1,000,000
Ending balance at Jun. 30, 2023	3,079		2,738	2	338
Beginning balance (in shares) at Mar. 31, 2023		0
Beginning balance at Mar. 31, 2023	1,745		1,499	2	244
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued on closing of Aquadrill acquisition (in shares)		1,000,000
Share issued on closing of Aquadrill acquisition	1,244		1,243
Share repurchase	(4)		(4)
Net Income	94				94
Ending balance (in shares) at Jun. 30, 2023		1,000,000
Ending balance at Jun. 30, 2023	$ 3,079		2,738	2	338
Beginning balance (in shares) at Dec. 31, 2023	74,048,962	1,000,000
Beginning balance at Dec. 31, 2023	$ 2,983		2,480	1	501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation plan	3		3
Share repurchase	(119)		(119)
Net Income	60				60
Ending balance (in shares) at Mar. 31, 2024		1,000,000
Ending balance at Mar. 31, 2024	$ 2,927		2,364	1	561
Beginning balance (in shares) at Dec. 31, 2023	74,048,962	1,000,000
Beginning balance at Dec. 31, 2023	$ 2,983		2,480	1	501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchase	(244)
Net Income	$ 313
Ending balance (in shares) at Jun. 30, 2024	68,813,132	1,000,000
Ending balance at Jun. 30, 2024	$ 3,059		2,243	1	814
Beginning balance (in shares) at Mar. 31, 2024		1,000,000
Beginning balance at Mar. 31, 2024	2,927		2,364	1	561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation plan	4		4
Share repurchase	(125)
Share repurchase	(125)		(125)
Net Income	$ 253				253
Ending balance (in shares) at Jun. 30, 2024	68,813,132	1,000,000
Ending balance at Jun. 30, 2024	$ 3,059		$ 2,243	$ 1	$ 814